Shareholder Fees {- Freedom Lifetime Income I Portfolio}	Apr. 30, 2021 USD ($)
02.28 VIP Freedom Lifetime Income Funds Investor Combo PRO-09 | Freedom Lifetime Income I Portfolio
Shareholder Fees:
(fees paid directly from your investment)